Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 5.2%
645,143	(1),(2)	Snap, Inc.	$ 33,734,528	1.5
191,100	(2)	Spotify Technology SA	51,205,245	2.3
178,732	(2)	Take-Two Interactive Software, Inc.	31,581,944	1.4
			116,521,717	5.2

		Consumer Discretionary: 11.0%
261,470		Darden Restaurants, Inc.	37,128,740	1.7
317,197		Expedia Group, Inc.	54,595,948	2.4
110,883	(2)	Five Below, Inc.	21,155,367	0.9
102,849	(2)	Lululemon Athletica, Inc.	31,544,817	1.4
101,997	(2)	O'Reilly Automotive, Inc.	51,737,978	2.3
81,945	(2)	Peloton Interactive, Inc.	9,213,896	0.4
353,542		Ross Stores, Inc.	42,393,221	1.9
			247,769,967	11.0

		Consumer Staples: 3.1%
181,555	(1),(2)	Celsius Holdings, Inc.	8,723,718	0.4
140,162		Church & Dwight Co., Inc.	12,243,150	0.5
212,080		Constellation Brands, Inc.	48,354,240	2.2
			69,321,108	3.1

		Financials: 3.9%
40,206		MarketAxess Holdings, Inc.	20,019,372	0.9
105,858		MSCI, Inc. - Class A	44,384,142	2.0
251,287		Progressive Corp.	24,025,550	1.0
			88,429,064	3.9

		Health Care: 21.7%
29,062	(2)	10X Genomics, Inc.	5,260,222	0.2
278,075		Agilent Technologies, Inc.	35,354,455	1.6
92,586	(2)	Align Technology, Inc.	50,138,097	2.2
67,295	(2)	Amedisys, Inc.	17,819,043	0.8
128,511	(2)	Charles River Laboratories International, Inc.	37,246,343	1.7
63,892	(2)	DexCom, Inc.	22,962,146	1.0
358,262	(2)	Exact Sciences Corp.	47,211,766	2.1
643,143	(2)	Horizon Therapeutics Plc	59,194,882	2.6
92,900	(1),(2)	iRhythm Technologies, Inc.	12,900,094	0.6
211,477	(2)	Nevro Corp.	29,501,041	1.3
233,014	(2)	Novocure Ltd.	30,799,791	1.4
235,869	(1),(2)	Progyny, Inc.	10,498,529	0.5
107,568	(2)	Seagen, Inc.	14,936,892	0.7
308,331	(2)	Tandem Diabetes Care, Inc.	27,210,211	1.2
101,941		Teleflex, Inc.	42,352,408	1.9
164,195	(2)	Veeva Systems, Inc.	42,894,302	1.9
			486,280,222	21.7

		Industrials: 12.1%
348,358		Ametek, Inc.	44,495,767	2.0
56,262	(2)	CoStar Group, Inc.	46,241,175	2.0
168,913		Hubbell, Inc.	31,568,151	1.4
107,821		IDEX Corp.	22,569,092	1.0
735,962		Quanta Services, Inc.	64,749,937	2.9
65,746		Roper Technologies, Inc.	26,517,992	1.2
337,636		Waste Connections, Inc.	36,457,935	1.6
			272,600,049	12.1

		Information Technology: 37.7%
457,030	(2)	Anaplan, Inc.	24,611,065	1.1
102,058	(2)	Autodesk, Inc.	28,285,375	1.3
148,455	(2)	Bill.com Holdings, Inc.	21,600,203	1.0
270,540	(2)	Cadence Design Systems, Inc.	37,061,275	1.6
282,143		CDW Corp.	46,765,202	2.1
287,219	(2)	DocuSign, Inc.	58,147,487	2.6
521,658	(2)	Dynatrace, Inc.	25,164,782	1.1
494,060		Entegris, Inc.	55,235,908	2.4
108,665	(2)	EPAM Systems, Inc.	43,106,319	1.9
85,509	(1),(2)	Fair Isaac Corp.	41,561,649	1.8
314,053	(2)	Five9, Inc.	49,095,905	2.2
84,702		Lam Research Corp.	50,418,018	2.2
900,045	(1)	Marvell Technology Group Ltd.	44,084,204	2.0
92,601		Monolithic Power Systems, Inc.	32,707,599	1.4
271,368	(2)	Paylocity Holding Corp.	48,800,107	2.2
196,436	(2)	RingCentral, Inc.	58,514,356	2.6
215,192	(2)	Twilio, Inc.	73,328,826	3.3
123,293	(2)	Zebra Technologies Corp.	59,819,298	2.7
373,701	(1),(2)	Zendesk, Inc.	49,560,227	2.2
			847,867,805	37.7

		Materials: 2.9%
129,238		Avery Dennison Corp.	23,734,559	1.0
170,328	(2)	Berry Global Group, Inc.	10,458,139	0.5
321,250		Crown Holdings, Inc.	31,174,100	1.4
			65,366,798	2.9

		Real Estate: 1.1%
374,518		Equity Lifestyle Properties, Inc.	23,834,326	1.1

	Total Common Stock
	(Cost $1,679,221,483)		2,217,991,056	98.7

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreements: 2.1%
2,770,759	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $2,770,761, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,826,174, due 06/01/21-04/01/51)	$ 2,770,759	0.1
2,028,273	(3)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,028,276, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $2,068,838, due 01/01/25-10/01/50)	2,028,273	0.1
1,924,941	(3)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $1,924,952, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $2,021,188, due 05/20/22-04/01/40)	1,924,941	0.1
11,287,352	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $11,287,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,513,099, due 04/15/21-02/20/71)	11,287,352	0.5
2,234,395	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,234,399, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,279,089, due 04/13/21-02/15/48)	2,234,395	0.1
8,212,137	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $8,212,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $8,376,380, due 05/15/23-09/15/57)	8,212,137	0.4
3,126,127	(3)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,126,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,188,650, due 07/01/22-03/01/51)	3,126,127	0.1
3,568,008	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $3,568,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $3,639,372, due 06/01/21-02/20/71)	3,568,008	0.2

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,556,025	(3)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,556,029, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $2,614,697, due 01/31/22-02/15/41)	$ 2,556,025	0.1
8,692,592	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $8,692,613, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,866,474, due 07/15/23-02/15/48)	8,692,592	0.4

	Total Repurchase Agreements
	(Cost $46,400,609)		46,400,609	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 0.8%
16,074,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	16,074,000	0.7
1,054,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,054,000	0.1
1,054,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,054,000	0.0
	Total Mutual Funds
	(Cost $18,182,000)		18,182,000	0.8

	Total Short-Term Investments
	(Cost $64,582,609)		64,582,609	2.9

	Total Investments in Securities (Cost $1,743,804,092)		$ 2,282,573,665	101.6
	Liabilities in Excess of Other Assets		(36,252,936)	(1.6)
	Net Assets		$ 2,246,320,729	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$2,217,991,056	$–	$–	$2,217,991,056
Short-Term Investments	18,182,000	46,400,609	–	64,582,609
Total Investments, at fair value	$2,236,173,056	$46,400,609	$–	$2,282,573,665

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,754,431,946.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$554,473,226
Gross Unrealized Depreciation	(26,331,497)
Net Unrealized Appreciation	$528,141,729